Financial Instruments - Increase or Decrease in Allowance (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
At beginning of the year	¥ 8,819
At end of the year	3,318	¥ 8,819
Trade receivables
Disclosure of other provisions [line items]
At beginning of the year	8,819
Increases	3,548
Decreases (written off)	(7,973)
Decreases (reversed)	(1,150)
Reclassification to assets held for sale	(36)
Foreign currency translation differences	110
At end of the year	3,318	8,819
Trade receivables | Bad debt provision calculated by simplified approach
Disclosure of other provisions [line items]
At beginning of the year	3,661
Increases	1,305
Decreases (written off)	(2,716)
Decreases (reversed)	(942)
Reclassification to assets held for sale	(36)
Foreign currency translation differences	119
At end of the year	1,391	3,661
Trade receivables | Bad debt provision recognized to credit- impaired financial asset
Disclosure of other provisions [line items]
At beginning of the year	5,158
Increases	2,243
Decreases (written off)	(5,257)
Decreases (reversed)	(208)
Reclassification to assets held for sale	0
Foreign currency translation differences	(9)
At end of the year	1,927	5,158
Trade receivables and other assets
Disclosure of other provisions [line items]
At beginning of the year	¥ 8,825	9,733	¥ 9,165
Increases		1,946	2,438
Decreases (written off)		(1,941)	(1,185)
Decreases (reversed)		(1,130)	(712)
Reclassification to assets held for sale		(45)	(40)
Foreign currency translation differences		262	67
At end of the year		¥ 8,825	¥ 9,733